Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED AUGUST 17, 2011